SHARE-BASED PAYMENTS (Textual) (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Sep. 11, 2020 shares	Aug. 12, 2020 CNY (¥) shares	Aug. 12, 2020 USD ($) shares	Oct. 24, 2017 CNY (¥)	Apr. 30, 2016 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares	May 01, 2021 shares	Aug. 13, 2020 shares	Apr. 01, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period													10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					50% of the options granted will generally vest in four or five equal installments over a service period (the “2016 Service Options”) while the remaining 50% of the options will vest in two equal installments of 25% each if a fixed targeted return on the Company’s ordinary shares is achieved (the “2016 Market Options”).
Accelerated vesting of stock options granted									309,000	432,500
Accelerated vesting of stock options granted										50,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $							$ 0
Vesting period		Dec. 31, 2020	Dec. 31, 2020
Common Stock, Shares, Issued							113,030,392	112,951,232
Modified 2017 ESOP [Member]
Share based compensation arrangement by share based payment award options granted	1,613,506
Vesting period		Dec. 31, 2023	Dec. 31, 2023
Weighted - average exercise price, granted | $ / shares							$ 1.75
Modified 2017 Share Incentive Plan
Accelerated vesting of stock options granted						746,552	746,552
Number of stock options modified		2,550,000	2,550,000			1,433,104	1,433,104
Total incremental cost related to modification		¥ 9,018	$ 1,382			¥ 137	$ 21
Weighted - average exercise price, granted | $ / shares							$ 0.25
Share Incentive Plan 2016 [Member]
Share-based compensation | ¥				¥ 90,335
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value						¥ 104	$ 16	¥ 2,380	¥ 9,981
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares						0	0
Total intrinsic value of options exercised | $							$ 16
Share Incentive Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											5,000,000	5,000,000		850,000		4,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares						1,157,328	1,157,328
Weighted-average grant-date fair value for vested options | $ / shares							$ 2.05
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $							$ 0
Share based compensation arrangement by share based payment award options granted						850,000	850,000
Weighted - average exercise price, granted | $ / shares							$ 1.75
Total intrinsic value of options exercised						¥ 87	$ 14
Share Incentive Plan 2020 [Member]
Accelerated vesting of stock options granted						277,048	277,048
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares						514,572	514,572
Weighted-average grant-date fair value for vested options | $ / shares							$ 1.60
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $							$ 0
Common Stock, Shares, Issued															4,147,494
Total intrinsic value of options exercised						¥ 21	3
Share Incentive Plan 2020 [Member] | Modified 2017 Share Incentive Plan
Total incremental cost related to modification						¥ 18	$ 3
Share Incentive Plan 2020 [Member] | Modified 2020 Share Incentive Plan
Number of stock options modified						554,096	554,096
Equity Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													7,000,000
2017 Modification Date [Member]
Share-based compensation											¥ 2,329	$ 358
2021 Modification Date [Member]
Weighted - average exercise price, granted | $ / shares							$ 0.25
Employee [Member] | Equity Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					5,985,000